Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Gain (loss) on derivative	€ 505	€ 3,401
Other Derivatives
Disclosure of detailed information about hedges [line items]
Fair value	(13)	(107)
Notional amount	(3,537)	(2,215)
Other Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(2,431)	1,256
Other Derivatives | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	1,840	(332)
Other Derivatives | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	(495)	(437)
Other Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(2,451)	(2,702)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value	(422)
Notional amount	5,851
Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	344
Cash flow hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	963
Cash flow hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	800
Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	3,744
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value	(124)
Notional amount	827
Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0
Fair value hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	0
Fair value hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	152
Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	675
Net investment Hedges
Disclosure of detailed information about hedges [line items]
Fair value	0	(7)
Notional amount	(140)	(2,378)
Net investment Hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(140)	(2,309)
Net investment Hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	0	(33)
Net investment Hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	0	(36)
Net investment Hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Currency swaps
Disclosure of detailed information about hedges [line items]
Gain (loss) on derivative	104
Interest rate hedges
Disclosure of detailed information about hedges [line items]
Fair value	(285)	(407)
Notional amount	767	(1,002)
Interest rate hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(1,596)	(535)
Interest rate hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	(901)	(481)
Interest rate hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	1,563	(653)
Interest rate hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	1,701	667
Interest rate hedges | Other Derivatives
Disclosure of detailed information about hedges [line items]
Fair value	(109)	9
Notional amount	(4,741)	(2,514)
Interest rate hedges | Other Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(3,035)	1,232
Interest rate hedges | Other Derivatives | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	1,840	(471)
Interest rate hedges | Other Derivatives | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	(495)	(456)
Interest rate hedges | Other Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(3,051)	(2,818)
Interest rate hedges | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value	140	172
Notional amount	3,504	2,825
Interest rate hedges | Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(1,015)	(505)
Interest rate hedges | Cash flow hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	(658)	150
Interest rate hedges | Cash flow hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	1,399	(417)
Interest rate hedges | Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	3,778	3,597
Interest rate hedges | Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value	(425)	(579)
Notional amount	(2,737)	(3,827)
Interest rate hedges | Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(581)	(30)
Interest rate hedges | Fair value hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	(243)	(631)
Interest rate hedges | Fair value hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	164	(236)
Interest rate hedges | Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(2,077)	(2,930)
Exchange rate hedges
Disclosure of detailed information about hedges [line items]
Fair value	339	(1,038)
Notional amount	7,266	5,112
Exchange rate hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(220)	823
Exchange rate hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	547	1,170
Exchange rate hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	2,219	359
Exchange rate hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	4,720	2,760
Exchange rate hedges | Other Derivatives
Disclosure of detailed information about hedges [line items]
Fair value	26	(101)
Notional amount	(209)	(299)
Exchange rate hedges | Other Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(209)	(574)
Exchange rate hedges | Other Derivatives | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	0	139
Exchange rate hedges | Other Derivatives | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	0	19
Exchange rate hedges | Other Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	116
Exchange rate hedges | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value	344	(1,062)
Notional amount	9,260	5,317
Exchange rate hedges | Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	1,700	1,028
Exchange rate hedges | Cash flow hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	621	1,170
Exchange rate hedges | Cash flow hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	2,219	359
Exchange rate hedges | Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	4,720	2,760
Exchange rate hedges | Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value	(5)	24
Notional amount	(1,994)	(205)
Exchange rate hedges | Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(1,920)	(205)
Exchange rate hedges | Fair value hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	(74)	0
Exchange rate hedges | Fair value hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Interest and exchange rate hedges
Disclosure of detailed information about hedges [line items]
Fair value	(546)	(1,842)
Notional amount	6,678	5,186
Gain (loss) on derivative	2,896
Interest and exchange rate hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	344	(260)
Interest and exchange rate hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	963	24
Interest and exchange rate hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	952	1,149
Interest and exchange rate hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	4,419	4,273
Interest and exchange rate hedges | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value		(1,707)
Notional amount		5,407
Interest and exchange rate hedges | Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(277)
Interest and exchange rate hedges | Cash flow hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount		309
Interest and exchange rate hedges | Cash flow hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount		1,160
Interest and exchange rate hedges | Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		4,215
Interest and exchange rate hedges | Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value		(135)
Notional amount		(221)
Interest and exchange rate hedges | Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		17
Interest and exchange rate hedges | Fair value hedges | 2019
Disclosure of detailed information about hedges [line items]
Notional amount		(285)
Interest and exchange rate hedges | Fair value hedges | 2020
Disclosure of detailed information about hedges [line items]
Notional amount		(11)
Interest and exchange rate hedges | Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		58
Others | Other Derivatives
Disclosure of detailed information about hedges [line items]
Fair value	70	(15)
Notional amount	1,413	598
Others | Other Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	813	598
Others | Other Derivatives | 2019
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Others | Other Derivatives | 2020
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Others | Other Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	€ 600	€ 0